Subsequent Event:	12 Months Ended
Dec. 31, 2019
Subsequent Event:
Subsequent Event:

Note 22 - Subsequent Event:

The COVID-19 outbreak began in December 2019, and on March, 11 2020, the World Health Organization (the “WHO”) designated the outbreak a pandemic. Travel advisories and restrictions have been issued for people traveling to and from certain areas and countries where the COVID-19 outbreak has been concentrated, including, in some cases, the closure of international borders.  Airlines have, in many cases, temporarily suspended or reduced flights to and from those areas and countries. On March 19, 2020, the United States issued a travel advisory recommending that citizens avoid all international travel. The following day, on March 20, 2020, the United States closed its border with Mexico, except to essential travel and trade and commerce. On March 23, 2020, the FAA approved a request by the Governor of Puerto Rico to redirect all commercial flights bound for Puerto Rico through LMM Airport and that all passengers be screened by representatives of the Puerto Rico Health Department.  On March 30, 2020, the Governor of Puerto Rico, through an executive order of indefinite term, imposed a two-week quarantine on all passengers arriving at the LMM Airport. The LMM airport remains open, albeit with substantially reduced flight and passenger volumes and operations. The government of Colombia suspended commercial aviation for all airports in the country from March 25 to April 13, 2020.  As a result, operations at our Colombian airports have been suspended at this time. Mexico’s General Health Council, which reports directly to the President, has recognized COVID-19 as a disease that requires “priority attention”  and on March 30, 2020, declared a national health emergency in response to the COVID-19 pandemic. The Mexican government has implemented various measures to control the spread of COVID - 19, including extraordinary actions, such as school closures and the suspension of non-essential activities, in the regions most affected. For purposes of these measures, airports are considered essential and our Mexican airports remain operational.

Because the development and spread of COVID-19 began after December 31, 2019, and based on IAS 10, “Events after the reporting period,” the potential effect on financial information derived from the COVID-19 pandemic is considered a non-adjustable subsequent event for the fiscal year 2019. The Company will periodically continue evaluating the impact of the COVID-19 pandemic for subsequent financial statements.

Some of our airlines, and other clients, and tenants have asked for assistance, either through discounts on payments owed to the Company or by an extension on payment terms. The Company remains in commercial discussions with those clients and tenants regarding their contracts. The effects of the COVID-19 pandemic on the Company’s operations are still uncertain, however, management expects a significant reduction in passenger traffic in Puerto Rico, Mexico and Colombia, as a result of the actions taken by the Mexican, U.S. and Colombian and other governments, including in the case of Colombia the temporary suspension of commercial aviation, and from the broader reduction in demand for air travel caused by the COVID-19 pandemic.

The Company cannot reasonably estimate the length or severity of the COVID-19 pandemic, or the extent to which the disruption caused by the COVID-19 pandemic may materially impact its consolidated financial position, consolidated results of operations and consolidated cash flows in fiscal year 2020.  The Company notes the following regarding the impact of the COVID-19 pandemic:

a)The Company’s total passenger traffic decreased 6.3% in the first quarter of 2020 compared to the first quarter of 2019.  The Company expects that the COVID-19 pandemic will most severely impact the countries and regions where the Group operates in April and May 2020.

b)One of the Company’s main commitments in the year 2020 relates to the MDP, as described in Note 16 b., which the Company expects to comply with without additional financing.

c)The Company has no obligation to make significant payments on debt or bank loans in 2020 and it does not expect any difficulties in complying with its debt service, as described in Note 19.2, or its covenants.